Reclassifications From Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amounts reclassified from AOCI	$ 52,159	$ 70,440
Realized investment gains, net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	76,705	114,385
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments	3,569	(6,049)
Income tax expense (benefit)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	26,847	40,035
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments, tax	1,249	(2,117)
Amount Reclassified from AOCI, Amortization of actuarial gains (losses)	(10)	12
Net income (loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	49,858	74,350
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments, net	2,320	(3,932)
Amount Reclassified from AOCI, pension and other postretirement plan adjustments, net	(19)	22
Total amounts reclassified from AOCI	52,159	70,440
General and administrative expenses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, pension and other postretirement plan adjustments	$ (29)	$ 34